Non-Controlling interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Controlling interests
(24)	Non-Controlling interests

The following is summaries the information relating to each of the Group’ subsidiaries that has material NCI as of December 31, 2018 and 2017:

	LifeMiles Ltd.	Taca International Airlines S.A.	Aerotaxis la Costeña S.A.	TurboProp Leasing Corp.	Avianca Costa Rica S.A.	Other individually immaterial subsidiaries	Total
NCI percentage	30.00%	3.17%	31.92%	32.00%	7.58%

Current assets	$50,344	$28,269	$2,597	$4,155	$25,818	$5,719	$116,902
Non-current assets	24,337	8,932	687	7,615	5,444	2,529	49,544
Current liabilities	(98,034)	(18,861)	(1,268)	(2,658)	(27,515)	(3,481)	(151,817)
Non-current liabilities	(160,816)	(26,210)	—	(3,995)	(827)	(774)	(192,622)

Net assets	(184,169)	(7,870)	2,016	5,117	2,920	3,993	(177,993)

(Loss) profit	24,321	(3,684)	(499)	1,283	841	3,683	25,946
Other comprehensive income	$(94)	$(158)	$—	$—	$—	$(9)	$(261)

	LifeMiles Ltd.	Taca International Airlines S.A.	Aerotaxis la Costeña S.A.	TurboProp Leasing Corp.	Avianca Costa Rica S.A.	Other individually immaterial subsidiaries	Total
NCI percentage	30.00%	3.17%	31.92%	32.00%	7.58%

Current assets	$47,603	$24,269	$2,971	$7,095	$30,581	$7,381	$119,900
Non-current assets	27,039	10,720	777	7,908	6,092	4,268	56,804
Current liabilities	(67,815)	(14,915)	(1,232)	(7,317)	(29,007)	(2,880)	(123,166)
Non-current liabilities	(95,939)	(24,054)	—	(3,257)	(5,470)	(768)	(129,488)

Net assets	(89,112)	(3,980)	2,516	4,429	2,196	8,001	(75,950)

(Loss) profit	30,738	(3,980)	2,364	674	2,106	1,893	33,795
Other comprehensive income	$78	$358	$—	$—	$—	$19	$455